Subsequent Events (Details) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended		20 Months Ended
	Mar. 09, 2026 Tons	Jan. 01, 2026 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 31, 2025 USD ($)
Subsequent Events
Proceeds from exercise of options			$ 466	$ 2,892	$ 581
ATM Offering
Subsequent Events
Net proceeds						$ 50,000
Major Ordinary Share Transactions | ATM Offering
Subsequent Events
Shares issued (in shares) | shares		2,222,342
Sale of stock per share | $ / shares		$ 4.87
Gross proceeds		$ 10,800
Net proceeds		$ 10,600
Major Ordinary Share Transactions | Other Share Issuances
Subsequent Events
Common Shares Issued Exercise of Options | shares		685,000
Proceeds from exercise of options		$ 1,800
Major Purchase of Lithium Carbonate | SWA Lithium | Trafigura Trading LLC
Subsequent Events
Expected to purchase maximum of lithium carbonate per year | Tons	8,000
Expected to purchase of lithium carbonate term	10 years